Pension, Health Care and Postretirement Benefits Other Than Pensions - Summary of the Obligation and the Assumptions Used for Postretirement Benefits Other than Pensions (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$ (257,621)	$ (274,675)	$ (250,397)
Other accruals	(1,141,083)	(972,651)	(578,547)
Postretirement Benefits Other than Pensions
Benefit obligation:
Balances at beginning of year	290,823	265,137	263,383
Service cost	1,994	2,105	2,244
Interest cost	10,178	10,749	11,009
Acquisition		17,010
Actuarial (gain) loss	(9,047)	11,637	7,548
Plan amendments	(77)
Benefits paid	(19,237)	(15,815)	(19,047)
Balances at end of year	274,634	290,823	265,137
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	(257,621)	(274,675)	(250,397)
Other accruals	(17,013)	(16,148)	(14,740)
Total liabilities recognized	(274,634)	(290,823)	(265,137)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(32,774)	(44,147)	(23,211)
Prior service credits	6,134	12,625	19,205
Total amounts recognized	$ (26,640)	$ (31,522)	$ (4,006)
Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.21%	3.61%	4.10%
Health care cost trend rate - pre-65	6.69%	7.00%	6.00%
Health care cost trend rate - post-65	4.94%	5.00%	5.50%
Prescription drug cost increases	9.75%	11.00%	10.50%
Employer Group Waiver Plan (EGWP) trend rate	9.75%	11.00%	10.60%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	3.61%	4.10%	4.30%
Health care cost trend rate - pre-65	7.00%	6.00%	6.00%
Health care cost trend rate - post-65	5.00%	5.50%	5.00%
Prescription drug cost increases	11.00%	10.50%	11.50%